Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	Mar. 31, 2022 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Operating lease right-of-use assets	$ 60,055
Operating lease liabilities	$ 59,629
ASU 2016-02
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2022
Change in accounting principle, accounting standards update, adopted [true false]	true
Change in accounting principle, accounting standards update, immaterial effect [true false]	true
Operating lease right-of-use assets	$ 64,400
Operating lease liabilities	$ 61,600